Shareholder Report, Holdings (Details) - Alpha Fiduciary Quantitative Strategy Fund	Jul. 31, 2025
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.52%
Net Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.87%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
iShares Core S&P 500® ETF
Holdings [Line Items]
Percent of Net Asset Value	79.52%
Goldman Sachs Financial Square Treasury Instrument Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.61%